Finance lease receivables - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Hire purchases, net investment in hire purchases, allowance for uncollectible minimum payments	£ 368	£ 360